NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532





                        December 30, 1998



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

                         Re:  FT 293
              (File No. 333-63939) (CIK No. 1067012)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on December 28, 1998.

                                    Very truly yours,



                                    NIKE SECURITIES L.P.